Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTEREST INCOME:
Loans, including fees	$ 21,659	$ 16,976	$ 75,121	$ 64,404	$ 58,037
Securities	878	1,029	3,993	3,371	2,977
Other investments	110	78	352	313	285
Deposits in financial institutions	55	24	139	370	280
Total interest income	22,702	18,107	79,605	68,459	61,581
INTEREST EXPENSE:
Transaction and savings deposits	682	577	2,539	3,210	2,973
Certificates and other time deposits	1,474	1,810	6,747	7,789	6,381
Other borrowed funds	30	44	142	418	619
Total interest expense	2,186	2,431	9,428	11,417	9,973
NET INTEREST INCOME	20,516	15,676	70,177	57,042	51,608
PROVISION FOR LOAN LOSSES	1,505	1,223	2,693	2,373	8,060
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	19,011	14,453	67,484	54,669	43,548
NONINTEREST INCOME:
Customer service fees	863	531	2,655	1,826	1,699
Loan fees	371	550	1,917	1,270	930
Gain on sale of guaranteed portion of loans, net	645	430	2,867	1,229
Gain on sale of held-for-sale loans, net	75		28
Other	131	96	589	494	952
Total noninterest income	2,085	1,607	8,056	4,812	5,109
NONINTEREST EXPENSE:
Salaries and employee benefits	8,757	6,931	31,102	25,618	22,021
Occupancy	1,460	1,133	5,028	4,725	4,194
Professional and regulatory fees	1,467	780	5,647	3,224	3,506
Data processing	644	388	5,353	1,429	1,826
Software license and maintenance	362	315	1,424	965	750
Marketing	148	172	654	605	626
Loan related	109	117	523	813	584
Real estate acquired by foreclosure, net	13	169	286	(595)	107
Other	796	592	2,416	3,181	2,128
Total noninterest expense	13,756	10,597	52,433	39,965	35,742
INCOME BEFORE INCOME TAXES	7,340	5,463	23,107	19,516	12,915
PROVISION FOR INCOME TAXES	2,691	1,975	8,365	6,906	4,380
NET INCOME	$ 4,649	$ 3,488	$ 14,742	$ 12,610	$ 8,535
EARNINGS PER SHARE:
Basic (in dollars per share)	$ 0.18	$ 0.17	$ 0.65	$ 0.61	$ 0.44
Diluted (in dollars per share)	$ 0.18	$ 0.17	$ 0.64	$ 0.60	$ 0.44